Liabilities and Commitments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Liabilities	$ 34,864	$ 39,102
Royalty expense	190	407
Third party [Member] | Patents and intellectual property [Member]
Disclosure of contingent liabilities [line items]
License costs	$ 950
Percentage of royalties to pay for future revenues from sales of products	1.5% to 2.5
Period of royalties to pay for future revenues from sales of products	12 years
One-time lump-sum amount	$ 1,500
Aggregate revenues	100,000
Royalty expense	$ 98	363	$ 149
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products	10%
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount	2.00%
One-time lump-sum amount	$ 1,000
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount	4.00%
Teva [Member]
Disclosure of contingent liabilities [line items]
Revised cash consideration paid		1,000
Obligation for contingent consideration		2,000
Modified contingent consideration		7,200
Liabilities	$ 4,428	4,794
Financial expenses (income)	$ 468	533
R&D Law [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products	3
Maximum aggregate royalties paid in percentage	100.00%
Interest rate	12-month interest
Royalty expense		$ 1,942